Vehicles and equipment on operating leases	12 Months Ended
Mar. 31, 2012
Vehicles and equipment on operating leases

10. Vehicles and equipment on operating leases:

Vehicles and equipment on operating leases consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Vehicles	¥2,404,032	¥2,487,721	$30,268
Equipment	87,914	87,632	1,066

	2,491,946	2,575,353	31,334
Less - Accumulated depreciation	(651,443)	(667,406)	(8,120)
Less - Allowance for credit losses	(10,812)	(8,135)	(99)

Vehicles and equipment on operating leases, net	¥1,829,691	¥1,899,812	$23,115

Rental income from vehicles and equipment on operating leases was ¥496,729 million, ¥475,472 million and ¥451,361 million ($5,492 million) for the years ended March 31, 2010, 2011 and 2012, respectively. Future minimum rentals from vehicles and equipment on operating leases are due in installments as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2013	¥375,082	$4,564
2014	227,597	2,769
2015	105,031	1,278
2016	30,358	369
2017	9,878	120
Thereafter	4,812	59

Total minimum future rentals	¥752,758	$9,159

The future minimum rentals as shown above should not be considered indicative of future cash collections.